PENSIONS - Reconciliation of Benefit Obligation (Details) (Pensions, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 51,056,000	$ 51,233,000
Service cost	459,000	485,000	480,000
Interest cost	2,729,000	2,891,000	2,742,000
Actuarial loss	1,751,000	1,492,000
Foreign currency exchange rate changes	(114,000)	(358,000)
Benefit payments	(3,451,000)	(4,687,000)
Benefit obligation at December 31	52,430,000	51,056,000	51,233,000
Accumulated benefit obligation	$ 51,000,000	$ 49,500,000